Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	$ 2,806,253	$ 2,029,295
Principal payments received	(68,012)
Unrealized gains included in other comprehensive income	27,962	776,958
Balance at December 31	2,766,203	2,806,253
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains